Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 144,259,312	$ 164,330,202	$ 152,338,278
Time charter revenues - related party			1,973,643
Total revenues	144,259,312	164,330,202	154,311,921
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	97,249,537	104,099,818	96,339,915
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	21,764,102	24,646,311	27,647,268
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	24,018,198	34,266,082	26,924,708
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,227,475	$ 1,317,991	$ 1,426,387